Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management
Schedule of Contractual Obligations

The following table shows the Company’s contractual obligations as at December 31, 2019:

(All amounts in table are expressed in thousands of Canadian dollars)

As at December 31, 2019	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade and accrued liabilities	608	-	-	608
	608	-	-	608

Components of Equity, Loans and Borrowings, and Other Current Liabilities, Net of Cash and Cash Equivalents

In the management of capital, the Company includes the components of equity, loans and borrowings, other current liabilities, net of cash and cash equivalents.

(All amounts in table are expressed in thousands of Canadian dollars)

	As at December 31,
	2019	2018	2017
Equity	39,431	66,944	52,728
Current liabilities	608	556	969
	40,039	67,500	53,697
Cash and cash equivalents	(1,098)	(339)	(398)
Short-term investments	-	(2,500)	(2,500)
	38,941	64,661	50,799